BORROWINGS - Weighted Average Interest Rate (Details)	Dec. 31, 2022	Dec. 31, 2021
Interest on non-recourse borrowings | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rates	8.00%	4.00%